Balance Sheet Details - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Condensed Balance Sheet [Abstract]
Depreciation and amortization expense for property and equipment	$ 0.2	$ 0.2	$ 0.4	$ 0.4	$ 0.8	$ 0.6